RELATED PARTY TRANSACTIONS - Anta Sports transactions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries	$ 8.5	$ 5.7	$ 21.4	$ 18.5
Sales to ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Sales to ANTA Sports and subsidiaries	$ 10.8	$ 0.1	$ 21.6	$ 0.3